/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 2001

MFS Charter Income Trust
Date
Identification of Security
Shares
Repurchased
Repurchase Price
NAV
Broker
1/17/01
Shares of Beneficial Interest
12100
9.125
9.49

Merrill Lynch


























































































































Total Shares Repurchased:  12,100
Remarks:	None.

MFS Charter Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer